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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2008

Check here if Amendment [ ]; Amendment Number:_________

     This Amendment (Check only one.):         [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Alliance Trust PLC
Address:                Meadow House
                        64 Reform Street
                        Dundee, Scotland  DD1 1TJ
                        United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Anderson
Title:     Assistant Secretary
Phone:     +44 1382 201700

Signature, Place, and Date of Signing:

   /s/ Ian Anderson      Dundee, Scotland, United Kingdom      July 29, 2008
---------------------   ----------------------------------     --------------
      [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:              773,657
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                        TITLE
                          OF                 VALUE    SHRS OR PRN                    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS    CUSIP      (X$1000)      AMT      SH/PRN  PUT/CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------  ------  ---------  ---------  -----------  ------  --------  ----------  --------    -------  ------  ----
ABBOTT LABS COM NPV     Equity    2824100  44,000.66      832,400  SH                      SOLE      NONE    832,400
ACCENTURE LTD BERM
 CLS'A'COM USD0.0000225 Equity  G1150G111   1,777.72       43,700  SH                      SOLE      NONE     43,700
ADOBE SYSTEMS INC
 COM USD0.0001          Equity  00724F101  13,762.00      350,000  SH                      SOLE      NONE    350,000
AMDOCS ORD GBP0.01      Equity  G02602103  16,259.90      554,000  SH                      SOLE      NONE    554,000
AMER EXPRESS CO
 COM USD0.20            Equity   25816109     797.76       21,200  SH                      SOLE      NONE     21,200
AMER TOWER CORP
 CL'A'COM USD0.01       Equity   29912201  21,158.29      501,500  SH                      SOLE      NONE    501,500
APACHE CORP COM
 USD0.625               Equity   37411105  15,532.37      111,800  SH                      SOLE      NONE    111,800
APPLE INC COM NPV       Equity   37833100   1,038.13        6,200  SH                      SOLE      NONE      6,200
BAXTER INTL INC
 COM USD1               Equity   71813109  12,884.27      201,758  SH                      SOLE      NONE    201,758
BK OF AMERICA
 CORP COM USD0.01       Equity   60505104     666.99       28,060  SH                      SOLE      NONE     28,060
CHARLOTTE RUSSE
 HL COM USD0.01         Equity  161048103     829.24       46,797  SH                      SOLE      NONE     46,797
CHEESECAKE
 FACTORY COM USD0.01    Equity  163072101   4,848.94      305,349  SH                      SOLE      NONE    305,349
CHESAPEAKE
 ENERGY COM USD0.01     Equity  165167107   3,825.68       58,000  SH                      SOLE      NONE     58,000
CISCO SYSTEMS
 COM USD0.001           Equity  17275R102  21,538.76      926,000  SH                      SOLE      NONE    926,000
CLEAN HARBORS
 INC COM USD0.01        Equity  184496107  13,327.66      187,555  SH                      SOLE      NONE    187,555
CON-WAY INC COM
 USD0.625               Equity  205944101   1,890.40       40,000  SH                      SOLE      NONE     40,000
CONOCOPHILLIPS
 COM USD0.01            Equity  20825C104     715.54        7,600  SH                      SOLE      NONE      7,600
CORRECTIONS CORP
 COM USD0.01            Equity  22025Y407   2,060.25       75,000  SH                      SOLE      NONE     75,000
CVS CAREMARK CORP COM
 STK USD0.01            Equity  126650100  25,203.48      637,740  SH                      SOLE      NONE    637,740
DAVITA INC
 COM USD0.001           Equity  23918K108  15,381.60      290,000  SH                      SOLE      NONE    290,000
DELL INC COM
 USD0.01                Equity  24702R101   1,740.47       79,510  SH                      SOLE      NONE     79,510
DIAMOND OFFSHORE
 COM USD0.01            Equity  25271C102  40,584.22      291,700  SH                      SOLE      NONE    291,700
EXELON CORP
 COM NPV                Equity  30161N101  40,446.00      450,000  SH                      SOLE      NONE    450,000
EXXON MOBIL
 CORP COM NPV           Equity  30231G102  58,852.80      670,000  SH                      SOLE      NONE    670,000
F5 NETWORK
 INC COM STK NPV        Equity  315616102   1,563.10       55,000  SH                      SOLE      NONE     55,000
HOLOGIC INC
 COM USD0.01            Equity  458140100  20,154.68      938,300  SH                      SOLE      NONE    938,300
INTEL CORP
 COM USD0.001           Equity  436440101  11,559.30      530,000  SH                      SOLE      NONE    530,300
INTERMEC INC
 COM USD0.01            Equity  458786100   9,897.06      469,500  SH                      SOLE      NONE    469,500
ITT CORPORATION
 COM USD1               Equity  450911102  28,439.87      449,500  SH                      SOLE      NONE    449,500
JOHNSON &
 JOHNSON COM USD1       Equity  478160104  26,011.35      404,720  SH                      SOLE      NONE    404,720
JP MORGAN CHASE
 & COM USD1             Equity  46625H100   1,200.85       35,000  SH                      SOLE      NONE     35,000




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

                        TITLE
                          OF                 VALUE    SHRS OR PRN                    INVESTMENT    OTHER        VOTING AUTHORITY
  NAME OF ISSUER        CLASS    CUSIP      (X$1000)      AMT      SH/PRN  PUT/CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------  ------  ---------  ---------  -----------  ------  --------  ----------  --------    -------  ------  ----
LINCOLN NATL
 CORP COM NPV           Equity  534187109   1,537.48       34,000  SH                      SOLE      NONE     34,000
MCCORMICK & SCHMIC
 COM STK USD0.001       Equity  579793100   7,528.16      775,300  SH                      SOLE      NONE    775,300
MONSANTO COM STK
 USD0.01                Equity  61166W101   3,681.24       29,200  SH                      SOLE      NONE     29,200
NETAPP INC COM
 USD0.001               Equity  64120L104  19,250.70      890,000  SH                      SOLE      NONE    890,000
NEW YORK COMMTY
 COM USD0.01            Equity  649445103  30,989.40    1,740,000  SH                      SOLE      NONE  1,740,000
NOVATEK OAO GDR EACH
 REPR 10 SHS'REG S'     Equity  669932501   3,211.60       37,000  SH                      SOLE      NONE     37,000
PHILIP MORRIS INTL
 COM STK NPV            Equity  718172109  42,751.77      867,000  SH                      SOLE      NONE    867,000
PLUM CREEK TMBR
 CO COM USD0.01         Equity  729251108  36,747.82      861,008  SH                      SOLE      NONE    861,008
PNC FINANCIAL
 SVCS COM USD5          Equity  693475105   1,322.17       23,200  SH                      SOLE      NONE     23,200
PROCTER & GAMBLE
 COM NPV                Equity  742718109  16,683.11      274,800  SH                      SOLE      NONE    274,800
REPUBLIC SERVICES
 COM USD0.01            Equity  760759100  27,889.80      940,000  SH                      SOLE      NONE    940,000
ROSS STORES INC
 COM USD0.01            Equity  778296103  18,648.00      525,000  SH                      SOLE      NONE    525,000
SAFEWAY INC
 COM USD0.01            Equity  786514208   1,142.00       40,000  SH                      SOLE      NONE     40,000
SCHLUMBERGER
 COM USD0.01            Equity  806857108  26,838.01      250,028  SH                      SOLE      NONE    250,028
STATE STREET
 CORP COM STK USD1      Equity  857477103   1,501.18       23,500  SH                      SOLE      NONE     23,500
TIME WARNER INC
 COM USD0.01            Equity  887317105   1,368.80       92,800  SH                      SOLE      NONE     92,800
ULTRA PETROLEUM
 CP COM NPV             Equity  903914109  39,463.37      402,400  SH                      SOLE      NONE    402,400
UTD HEALTH GROUP
 COM USD0.01            Equity  91324P102   7,875.00      300,000  SH                      SOLE      NONE    300,000
UTD TECHNOLOGIES
 COM USD1               Equity  913017109  20,529.45      333,000  SH                      SOLE      NONE    333,000
VAIL RESORTS INC
 COM STK USD0.01        Equity  91879Q109   1,070.75       25,000  SH                      SOLE      NONE     25,000
WESTERN UNION COMP
 COM STK USD0.01        Equity  959802109   1,907.61       77,200  SH                      SOLE      NONE     77,200
WHIRLPOOL CORP
 COM USD1               Equity  963320106   1,234.60       20,000  SH                      SOLE      NONE     20,000
WINNEBAGO INDS
 INC COM USD0.50        Equity  974637100     835.58       82,000  SH                      SOLE      NONE     82,000
BCO BRADESCO SA
 SPON ADR
 EACH REP 1 PRF NPV     Equity  059460303   1,699.97       83,250  SH                      SOLE      NONE     83,250